Trade and Other Payables (Details) - Schedule of trade and other payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of trade and other payables [Abstract]
Trade payables	$ 3,366	$ 4,191	$ 3,641
Accruals	2,224	2,206	2,310
Total	$ 5,590	$ 6,397	$ 5,951